Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-1

Collection Period	10/01/15-10/31/15
Determination Date	11/9/2015
Distribution Date	11/16/2015

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$467,307,535.64
2.	Collections allocable to Principal		$17,447,537.73
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,181,818.58
5.	Pool Balance on the close of the last day of the related Collection Period		$448,678,179.33
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		35,678
7.	Initial Pool Balance		$935,000,026.30
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$285,632,535.51	$267,003,179.20
	d. Class A-4 Note Balance	$119,030,000.00	$119,030,000.00
	e. Class B Note Balance	$14,960,000.00	$14,960,000.00
	f. Class C Note Balance	$22,440,000.00	$22,440,000.00
	g. Class D Note Balance	$20,570,000.00	$20,570,000.00
	h. Note Balance (sum a - g)	$462,632,535.51	$444,003,179.20
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.9917796	0.9270944
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.4947942	0.4748697
10.	Overcollateralization Target Amount		$4,675,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,675,000.13
12.	Weighted Average Coupon	%	7.11%
13.	Weighted Average Original Term (months)	months	65.89
14.	Weighted Average Remaining Term (months)	months	42.45
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,827,346.69
	b. Liquidation Proceeds allocable to Finance Charge		$1,205.90
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,828,552.59
16.	Principal:
	a. Collections allocable to Principal		$17,447,537.73
	b. Liquidation Proceeds allocable to Principal		$495,427.03
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$17,942,964.76

17.	Total Finance Charge and Principal Collections (15d + 16d)	$20,771,517.35
18.	Interest Income from Collection Account	$2,273.40
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$20,773,790.75
Available Funds
21.	Available Collections	$20,773,790.75
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$20,773,790.75
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$389,422.95
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$389,422.95
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,920.67
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,920.67
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$188,041.42
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$188,041.42
	m. Class A-4 Monthly Interest	$130,933.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$130,933.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$21,068.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$21,068.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$36,091.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$36,091.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$41,654.25
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$41,654.25
34.	Quaternary Principal Distributable Amount	$13,954,356.18
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$14,764,488.14
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,675,000.13
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,828,552.59
	b. Total Daily Deposits of Principal Collections	$17,942,964.76
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$2,273.40
	e. Total Deposits to Collection Account (sum a - d)	$20,773,790.75
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$389,422.95
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,920.67
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,047,144.65
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,334,302.48
	f. Total Withdrawals from Collection Account (sum a - e)	$20,773,790.75
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$188,041.42
	d. Class A-4 Interest Distribution	$130,933.00
	e. Class B Interest Distribution	$21,068.67
	f. Class C Interest Distribution	$36,091.00
	g. Class D Interest Distribution	$41,654.25
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$18,629,356.31
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$19,047,144.65
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$18,817,397.73
	d. Class A-4 Distribution	$130,933.00
	e. Class B Distribution	$21,068.67
	f. Class C Distribution	$36,091.00
	g. Class D Distribution	$41,654.25
	h. Total Withdrawals from Note Payment Account (sum a - g)	$19,047,144.65

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,334,302.48
	b. Reserve Account surplus (Ln 55)	$294.64
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,334,597.12
46.	Withdrawals
	a. Certificateholder Distribution	$1,334,597.12
	b. Total Withdrawals from Certificate Payment Account	$1,334,597.12
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,337,500.07	$2,337,500.07
	b. Note Balance	$444,003,179.20
48.	Required Reserve Account Amount	$2,337,500.07
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,337,500.07
50.	Investment Earnings	$294.64
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,337,794.71
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$294.64
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,337,500.07
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$389,422.95
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,920.67
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$19,047,144.65
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,334,302.48
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$294.64
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$18,817,397.73
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$130,933.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$21,068.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$36,091.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$41,654.25
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,334,597.12

Net Loss and Delinquency Activity
73.	Net Losses with respect to preceding Collection Period		$685,185.65
74.	Cumulative Net Losses		$9,174,335.13
75.	Cumulative Net Loss Percentage		0.9812%
		Number of Loans	Principal Balance
76.	Delinquency Analysis
	a. 31 to 60 days past due	813	$11,598,147.48
	b. 61 to 90 days past due	318	$4,305,467.27
	c. 91 or more days past due	99	$1,270,259.17
	d. Total Past Due (sum a - c)	1,230	$17,173,873.92
Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,202,307,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer